Convertible Notes (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes (Textual)
Proceeds from Convertible notes			$ 621,830		$ 50,000	$ 285,500
Gain/Loss on settlement of debt						624,966
Unamortized discount	$ 434,143		434,143
Recorded accretion					61,443	693,784
Interest expense	$ 232,998	$ 27,197	$ 326,193	$ 262,167	325,471	817,841
Convertible Note [Member]
Convertible Notes (Textual)
Note payable					$ 500,000	500,000
Recorded accretion							$ 500,000
December 31, 2015 [Member] | Convertible Note [Member]
Convertible Notes (Textual)
Due date					Dec. 31, 2016
Fair value of the conversion feature					$ 16,507,415
Interest rate					12.00%
Present value of the future cash flows					10.00%
Gain/Loss on settlement of debt					$ 492,585
Reduced interest rate					8.00%
January 25, 2010 [Member] | Convertible Note [Member]
Convertible Notes (Textual)
Convertible note					$ 225,000
Due date					Dec. 21, 2010
Terms of conversion feature					The note was convertible into shares of the Company's common stock at any time at a variable conversion price equal to 65% of the average of the closing bid prices of the common stock during the 28 trading days prior to the date of the conversion notice and was subject to adjustment upon the issuance of certain dilutive instruments.
Fair value of derivative liability					$ 538,249
Note payable					225,000
Loss on derivatives					313,249
July 25, 2013 [Member] | Convertible Note [Member]
Convertible Notes (Textual)
Convertible note					$ 500,000
Due date					Jul. 31, 2014
Terms of conversion feature					The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to $0.02 per share and is subject to adjustment upon the issuance of certain dilutive instruments and other events. The conversion price was subsequently reduced to $0.01 per share upon the failure to file various reports with the SEC within 120 days of the issuance of the note
Description for prepayment of note					The note may be prepaid by the Company without penalty with 30 days prior notice
Note payable					$ 500,000
Common stock shares issuable upon exercise of warrants					12,500,000
Unamortized discount					$ 500,000
Revenues percentage					100.00%
July 25, 2013 [Member] | Convertible Note [Member] | Exercise price 0.10 [Member]
Convertible Notes (Textual)
Common stock shares issuable upon exercise of warrants					2,500,000
Exercise price					$ 0.10
July 25, 2013 [Member] | Convertible Note [Member] | Exercise price 0.05 [Member]
Convertible Notes (Textual)
Common stock shares issuable upon exercise of warrants					10,000,000
Exercise price					$ 0.05
Convertible Promissory Notes [Member]
Convertible Notes (Textual)
Note payable					$ 275,000	135,260
Interest rate					24.00%
Unamortized discount						139,740
Convertible Promissory Notes [Member] | February 11, 2016 [Member]
Convertible Notes (Textual)
Convertible note					$ 275,000
Due date					Feb. 11, 2017
Terms of conversion feature					The notes are convertible at a price equal to 60% of the lowest trading price of the Company's common stock for the 20 prior trading days, bearing interest at 8% per annum and due on February 11, 2017
Fair value of derivative liability					$ 308,492
Note payable					250,000
Proceeds from Convertible notes					$ 237,500
Interest rate					8.00%
Unamortized discount					$ 25,000
Legal fees					12,500
Interest expense					59,492
Convertible Promissory Notes Two [Member]
Convertible Notes (Textual)
Note payable					25,000
Convertible Promissory Notes Two [Member] | October 30, 2017 [Member]
Convertible Notes (Textual)
Convertible note					$ 25,000
Due date					Oct. 30, 2019
Proceeds from Convertible notes					$ 25,000
Interest rate					10.00%
Convertible Promissory Notes One [Member]
Convertible Notes (Textual)
Note payable					$ 59,400	9,544
Interest rate					24.00%
Unamortized discount						$ 45,456
Convertible Promissory Notes One [Member] | May 17, 2016 [Member]
Convertible Notes (Textual)
Convertible note					$ 55,000
Due date					May 17, 2017
Terms of conversion feature					The notes are convertible at a price equal to 55% of the lowest trading price of the Company's common stock for the 20 prior trading days, bearing interest at 8% per annum and due on May 17, 2017.
Fair value of derivative liability					$ 95,047
Note payable					50,000
Proceeds from Convertible notes					$ 48,000
Interest rate					8.00%
Unamortized discount					$ 5,000
Legal fees					2,000
Interest expense					45,047
Convertible Promissory Notes Three [Member]
Convertible Notes (Textual)
Note payable					25,000
Convertible Promissory Notes Three [Member] | November 18, 2017 [Member]
Convertible Notes (Textual)
Convertible note					$ 25,000
Due date					Nov. 30, 2019
Proceeds from Convertible notes					$ 25,000
Interest rate					10.00%